Financing (Details) - USD ($)		1 Months Ended			9 Months Ended		12 Months Ended
	Mar. 10, 2015	Sep. 30, 2013	Aug. 31, 2013	Jul. 31, 2013	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Common stock issued	1,640,000	100,000	100,000	2,500,000
Offering price	$ 6.50	$ 10.00	$ 10.00	$ 10.00
Net proceeds from offering, , after deducting underwriting discounts, commissions, and other third party offering expenses	$ 11,100,000				$ 11,400,870			$ 540
Over-allotments [Member]
Common stock issued	246,000